Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 4,405,948	$ 4,588,057	$ 1,110,889
Trade and other receivables	12,134,992	14,566,975	12,312,814
Current portion of prepaid expenses and other assets	2,679,472	2,355,350	1,326,319
Current portion of long-term receivables	390,398	397,060	445,213
Total current assets	19,610,810	21,907,442	15,195,235
Non-current assets
Prepaid expenses and other assets	402,838	622,577	1,011,847
Long-term receivables	318,360	343,371	2,091,059
Right-of-use assets	7,298,424	916,028	3,660,717
Property and equipment	518,185	649,403	506,387
Intangible assets	17,429,695	20,585,833	27,766,839
Goodwill	27,119,177	27,081,795	27,086,727
Total non-current assets	53,086,679	50,199,007	62,123,576
Total assets	72,697,489	72,106,449	77,318,811
Current liabilities
Bank indebtedness	3,679,631	3,460,109	976,779
Trade payables and accrued liabilities	16,343,347	12,421,309	12,924,256
Deferred revenue	4,813,199	2,811,408	1,771,120
Current portion of loans and borrowings	10,399,574	12,447,939	3,431,251
Current portion of convertible debentures	23,457,500	22,185,170	0
Warrant liabilities	3,017,643	8,880,038	710,924
Current portion of lease liabilities	554,895	410,674	835,472
Current portion of other liabilities		0	6,003,838
Current portion of business acquisition payable	1,399,580	1,398,972	1,594,297
Total current liabilities	63,665,369	64,015,619	28,247,937
Non-current liabilities
Convertible debentures	85,091	110,540	19,534,988
Lease liabilities	7,123,723	634,798	3,109,604
Loans and borrowings	19,586,233	767,662	9,721,049
Deferred income tax liabilities	827,672	2,291,057	4,168,905
Other liabilities		0	232,577
Business acquisition payable		0	845,232
Total liabilities	91,288,088	67,819,676	65,860,292
EQUITY (DEFICIT)
Share capital	118,327,722	118,195,363	83,120,611
Contributed surplus	11,547,919	11,040,751	8,518,476
Accumulative other comprehensive income	291,811	1,227,269	1,435,384
Deficit	(146,501,130)	(128,671,898)	(83,909,198)
Total shareholders' equity (deficit)	(16,333,678)	1,791,485	9,165,273
Non-controlling interest	(2,256,921)	2,495,288	2,293,246
Total equity (deficit)	(18,590,599)	4,286,773	11,458,519
Total liabilities and equity	$ 72,697,489	$ 72,106,449	$ 77,318,811